Key Management Personnel Disclosures - Summary of Directors and Key Management Personnel Compensation (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of key management personnel compensation [line items]
Short-term employee benefits	[1],[2]	$ 1,399,536	$ 1,204,840	$ 1,285,647
Long-term employee benefits		9,059	6,367	11,115
Post-employment benefits		157,001	31,558	33,458
Share-based payments	[2]	1,278,490	1,307,509	1,243,385
Total employee benefits		$ 2,844,086	$ 2,550,274	$ 2,573,605

[1]	Current year short-term employee benefits shown also include compulsory employer funded social security contributions amounting to $187,787, which are paid directly by the Company to Government authorities in line with French and German regulations. Prior year amounts have been adjusted in the current year to include compulsory employer funded social security contributions amounting to $137,107 for fiscal year 2020 and $150,500 for fiscal year 2019 which have been deemed to be Employee benefits under accounting standards.
[2]	For financial year ended June 30, 2021, Non-Executive Director’s share-based payments of $331,908 are classified as “Share-Based Payments”. In the prior financial year these amounts were included within Short-term employee benefits, accordingly the comparative figures of $292,821 in total for fiscal year 2020 and $453,752 in total for fiscal year 2019 have been reclassified to Share-based payments.